Note 34 - Exchange Differences, Net (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Exchange Differences, Net Abstract
Conversion of Foreign Currency Assets and Liabilities into Pesos	$ 1,406,769,000	$ 118,456,000
Income from Purchase-Sale of Foreign Currency	5,082,257,000	3,258,722,000
Total Exchange Differences, Net	$ 6,489,026,000	$ 3,377,178,000